Junior Subordinated Debentures (Narrative) (Details) (USD $)				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Contractual Interest Rate [Member]	Dec. 31, 2011 Junior Subordinated Debt [Member]
Subordinated Borrowing [Line Items]
Percentage ownership interest in subsidiary trusts	100.00%
Common securities, approximate percentage of junior subordinated debentures	3.00%
Trust preferred securities, approximate percentage of junior subordinated debentures	97.00%
Junior Subordinated Debentures	$ 249,493,000	$ 249,493,000
Subordinated debentures interest rate				6.84%
Interest rate on junior subordinated debentures	5.27%		2.73%
Variable rate equal to three-month LIBOR plus stated percentage	1.45%			1.63%
Interest rate swaps to hedge variable cash flows	$ 225,000,000